DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue - GBP (£) £ in Millions	Dec. 31, 2018		Dec. 31, 2017
The Group [member]
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	£ 17,314
Covered bonds (note 28)	28,194
Certificates of deposit issued	6,667
Securitisation notes (note 28)	5,480
Commercial paper	6,878
Total debt securities in issue	64,533		£ 61,817	[1]
The Group [member] | Previously stated [member]
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued			18,763
Covered bonds (note 28)			26,132
Certificates of deposit issued			9,999
Securitisation notes (note 28)			3,730
Commercial paper			3,241
Total debt securities in issue			61,865
The Bank [member]
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	16,221
Covered bonds (note 28)	22,351
Certificates of deposit issued	6,667
Commercial paper	4,548
Total debt securities in issue	£ 49,787	[1]	48,158
The Bank [member] | Previously stated [member]
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued			17,663
Covered bonds (note 28)			19,638
Certificates of deposit issued			9,999
Commercial paper			858
Total debt securities in issue			£ 48,158

[1]	See note 50.